Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Los

Note 9- Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component for the three months ended September 30, 2024 and 2023, follows:

	Unrealized
	Gains and	Unrealized
	Losses on	Losses on
	Available	Held to
	for Sale Debt	Maturity Debt
	Securities	Securities	Total
September 30, 2024
Balance, beginning of period	$(712,843)	$(39,945)	$(752,788)
Other comprehensive income before reclassifications (net of tax)	113,624	—	113,624
Amortization of amounts transferred from debt securities available for sale to held to maturity (a)	—	1,257	1,257
Reclassification adjustment for amortization of stranded tax effect from change in tax legislation (b)	(3,088)	—	(3,088)
Balance, end of period	$(602,307)	$(38,688)	$(640,995)
(a)	The reclassification adjustment is reflected in the Consolidated Statements of Income as Interest Income-Debt Securities.
(b)	The reclassification adjustment is included in the Consolidated Statements of Income as Other Expenses.

	Unrealized
	Gains and	Unrealized
	Losses on	Losses on
	Available	Held to
	for Sale Debt	Maturity Debt
	Securities	Securities	Total
September 30, 2023
Balance, beginning of period	$(739,982)	$(44,875)	$(784,857)
Other comprehensive loss before reclassifications (net of tax)	(93,479)	—	(93,479)
Amortization of amounts transferred from debt securities available for sale to held to maturity (a)	—	1,539	1,539
Balance, end of period	$(833,461)	$(43,336)	$(876,797)
(a)	The reclassification adjustment is reflected in the Consolidated Statements of Income as Interest Income-Debt Securities.

Note 16 - Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss by component for the years ended June 30, 2024 and 2023, follows:

	Unrealized
	Gains and	Unrealized
	Losses on	Losses on
	Available	Held to
	for Sale Debt	Maturity Debt
	Securities	Securities	Total
June 30, 2024
Balance, beginning of period	$(739,982)	$(44,875)	$(784,857)
Other comprehensive income before reclassifications (net of tax)	37,611	—	37,611
Amortization of amounts transferred from debt securities available for sale to securities held to maturity (a)	—	4,930	4,930
Reclassification adjustment for amortization of stranded tax effect from change in tax legislation (b)	(10,472)	—	(10,472)
Balance, end of period	$(712,843)	$(39,945)	$(752,788)
(a)	The reclassification adjustment is reflected in the Consolidated Statement of Income (Loss) as Interest Income - Debt Securities.
(b)	The reclassification adjustment is included in the Consolidated Statements of Income (Loss) as Other Expenses.

	Unrealized
	Gains and	Unrealized
	Losses on	Losses on
	Available	Held to
	for Sale Debt	Maturity Debt
	Securities	Securities	Total
June 30, 2023
Balance, beginning of period	$(318,344)	$(50,685)	$(369,029)
Other comprehensive loss before reclassifications (net of tax)	(404,176)	—	(404,176)
Amortization of amounts transferred from debt securities available for sale to securities held to maturity (a)	—	5,810	5,810
Amounts reclassified from accumulated other comprehensive income, net of tax (b)	(17,462)	—	(17,462)
Balance, end of period	$(739,982)	$(44,875)	$(784,857)
(a)	The reclassification adjustment is reflected in the Consolidated Statement of Income as Interest Income - Debt Securities.
(b)	The reclassification adjustment is reflected in the Consolidated Statement of Income as Net Gains on Securities Transactions ($24,000) and Provision for Income Taxes of ($6,538).